Annual Fund Operating Expenses	Jul. 01, 2026
Hotchkis & Wiley Mid-Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis & Wiley Mid-Cap Value Fund | Hotchkis & Wiley Mid-Cap Value Fund - ETF Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.94%	[1]
Hotchkis & Wiley Global Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis & Wiley Global Value Fund | Hotchkis & Wiley Global Value Fund - ETF Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.06%	[2]
Fee Waiver or Reimbursement	(0.36%)
Net Expenses (as a percentage of Assets)	0.70%
Hotchkis and Wiley International Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis and Wiley International Value Fund | Hotchkis and Wiley International Value Fund - ETF Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.67%
Expenses (as a percentage of Assets)	4.22%	[3]
Fee Waiver or Reimbursement	(3.52%)
Net Expenses (as a percentage of Assets)	0.70%
Hotchkis and Wiley International Small Cap Diversified Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis and Wiley International Small Cap Diversified Value Fund | Hotchkis and Wiley International Small Cap Diversified Value Fund - ETF Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	5.36%
Expenses (as a percentage of Assets)	6.06%	[4]
Fee Waiver or Reimbursement	(5.17%)
Net Expenses (as a percentage of Assets)	0.89%
Hotchkis & Wiley Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis & Wiley Opportunities Fund | Hotchkis & Wiley Opportunities Fund - ETF Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.93%	[5]
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.90%
Hotchkis & Wiley High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 29, 2027
Hotchkis & Wiley High Yield Fund | Hotchkis & Wiley High Yield Fund - ETF Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.74%	[6]
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.60%

[1]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) of the ETF Class shares of the Fund through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 1.05%. The agreement may only be terminated with the consent of the Board of Trustees.
[2]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) of the ETF Class shares of the Fund through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 0.70%. The agreement may only be terminated with the consent of the Board of Trustees.
[3]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) of the ETF Class shares of the Fund through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 0.70%. The agreement may only be terminated with the consent of the Board of Trustees.
[4]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) of the ETF Class shares of the Fund through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 0.89%. The agreement may only be terminated with the consent of the Board of Trustees.
[5]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) of the ETF Class shares of the Fund through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 0.90%. The agreement may only be terminated with the consent of the Board of Trustees.
[6]	Hotchkis & Wiley Capital Management, LLC has contractually agreed to waive management fees and/or reimburse expenses (excluding sales loads, taxes, leverage interest, brokerage commissions, redemption liquidity service expenses, if any, acquired fund fees and expenses, if any, expenses incurred in connection with any merger or reorganization and extraordinary expenses) of the ETF Class shares of the Fund through August 29, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed 0.60%. The agreement may only be terminated with the consent of the Board of Trustees.